Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) HLS	Jun. 30, 2020 USD ($) HLS	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 25,832	$ 21,298
Profit from operations	6,551	2,306
Net finance income/(cost)	(2,346)	(5,592)
Share of results of associates and joint ventures	100	33
Income tax expense	1,231	492
Profit from continuing operations	3,074	(3,744)
Discontinued operations results	0	2,055
Profit/(loss)	3,074	$ (1,688)
Segment assets (non-current)	$ 197,973		$ 199,891
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	280	240
Revenue	$ 25,832	$ 21,298
Normalized EBITDA	$ 9,114	$ 7,363
Normalized EBITDA margin %	35.30%	34.60%
Depreciation, amortization and impairment	$ (2,346)	$ (2,261)
Normalized profit from operations (EBIT)	6,768	5,102
Exceptional items	(217)	(2,796)
Profit from operations	6,551	2,306
Net finance income/(cost)	(2,346)	(5,592)
Share of results of associates and joint ventures	100	33
Income tax expense	(1,231)	(492)
Profit from continuing operations	3,074	(3,744)
Discontinued operations results		2,055
Profit/(loss)	3,074	(1,688)
Segment assets (non-current)	197,973	189,233
Gross capex	$ (2,174)	$ (1,580)
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	53	52
Revenue	$ 8,040	$ 7,536
Normalized EBITDA	$ 3,014	$ 2,986
Normalized EBITDA margin %	37.50%	39.60%
Depreciation, amortization and impairment	$ (389)	$ (407)
Normalized profit from operations (EBIT)	2,625	2,579
Exceptional items	(13)	(83)
Profit from operations	2,612	2,496
Segment assets (non-current)	63,736	63,322
Gross capex	$ (357)	$ (225)
Operating segments [member] | Middle America [member]
Disclosure of operating segments [line items]
Volume | HLS	68	52
Revenue	$ 5,893	$ 4,246
Normalized EBITDA	$ 2,824	$ 2,021
Normalized EBITDA margin %	47.90%	47.60%
Depreciation, amortization and impairment	$ (558)	$ (486)
Normalized profit from operations (EBIT)	2,266	1,535
Exceptional items	(59)	(51)
Profit from operations	2,207	1,484
Segment assets (non-current)	69,312	67,989
Gross capex	$ (456)	$ (350)
Operating segments [member] | South America [member]
Disclosure of operating segments [line items]
Volume | HLS	72	63
Revenue	$ 4,146	$ 3,613
Normalized EBITDA	$ 1,447	$ 1,146
Normalized EBITDA margin %	34.90%	31.70%
Depreciation, amortization and impairment	$ (359)	$ (410)
Normalized profit from operations (EBIT)	1,088	736
Exceptional items	(23)	(17)
Profit from operations	1,065	719
Segment assets (non-current)	13,318	10,807
Gross capex	$ (460)	$ (387)
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	41	34
Revenue	$ 3,763	$ 3,007
Normalized EBITDA	$ 1,060	$ 713
Normalized EBITDA margin %	28.20%	23.70%
Depreciation, amortization and impairment	$ (497)	$ (470)
Normalized profit from operations (EBIT)	563	243
Exceptional items	(102)	(2,587)
Profit from operations	461	(2,344)
Segment assets (non-current)	36,025	32,477
Gross capex	$ (402)	$ (301)
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	46	39
Revenue	$ 3,500	$ 2,609
Normalized EBITDA	$ 1,242	$ 783
Normalized EBITDA margin %	35.50%	30.00%
Depreciation, amortization and impairment	$ (360)	$ (311)
Normalized profit from operations (EBIT)	882	472
Exceptional items	(22)	(10)
Profit from operations	860	462
Segment assets (non-current)	13,634	12,751
Gross capex	(265)	(191)
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue	491	287
Normalized EBITDA	(473)	(287)
Depreciation, amortization and impairment	(183)	(175)
Normalized profit from operations (EBIT)	(656)	(462)
Exceptional items	2	(47)
Profit from operations	(654)	(509)
Segment assets (non-current)	1,948	1,886
Gross capex	$ (235)	$ (126)